UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2009

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA     November 13, 2009
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       15
                                             ---------------
Form 13F Information Table Value Total:       $156,032
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVIDENTITY CORP               COM      00506P103      8,662    3,127,032    SH           Sole              3,127,032
-----------------------------------------------------------------------------------------------------------------------------------
ASCENT MEDIA CORPORATION         COM      043632108      2,007       78,402    SH           Sole                 78,402
-----------------------------------------------------------------------------------------------------------------------------------
BWAY HOLDINGS CO                 COM      12429T104     45,883    2,478,835    SH           Sole              2,478,835
-----------------------------------------------------------------------------------------------------------------------------------
CYMER INC                        COM      232572107      5,879      151,275    SH           Sole                151,275
-----------------------------------------------------------------------------------------------------------------------------------
DG FAST CHANNEL INC              COM      23326R109        562       26,831    SH           Sole                 26,831
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SOLUTIONS INC             COM      292756202     32,593    3,535,037    SH           Sole              3,535,037
-----------------------------------------------------------------------------------------------------------------------------------
EPICOR SOFTWARE CORP             COM      29426L108      3,135      492,137    SH           Sole                492,137
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CASH ACCESS HLDGS INC     COM      378967103     20,861    2,853,721    SH           Sole              2,853,721
-----------------------------------------------------------------------------------------------------------------------------------
IMMERSION CORP                   COM      452521107      6,050    1,413,503    SH           Sole              1,413,503
-----------------------------------------------------------------------------------------------------------------------------------
IMMUCOR INC                      COM      452526106      2,372      134,066    SH           Sole                134,066
-----------------------------------------------------------------------------------------------------------------------------------
RISKMETRICS GROUP INC            COM      767735103        731       50,000    SH           Sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
S 1 CORP                         COM      78463B101      1,854      300,000    SH           Sole                300,000
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRUMENTS     COM      858495104     12,842    1,081,853    SH           Sole              1,081,853
-----------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC              COM      893641100      4,981      100,000    SH           Sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC                   COM      92046N102      7,620      577,724    SH           Sole                577,724
-----------------------------------------------------------------------------------------------------------------------------------